DIRECTED SERVICES, INC.
1001 Jefferson Street, Wilmington, DE  19801
                                        Tel:  (800) 963-9539
                                        Fax:  (302) 576-3520



                                   August 27, 1998

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


          Re:  Separate Account A of Equitable Life
               Insurance Company of Iowa EDGAR CIK: 923495
               File Nos. 33-79170,  811-8524
               Prospectus Filing pursuant to Rule 497(j)
               of the Securities Act of 1933, as amended
               -------------------------------------------


Ladies and Gentlemen:

     Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned on behalf of Separate Account A of Equitable Life Insurance Company of Iowa, hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) and certifies that for the prospectuses and statements of additional information for Separate Account A of Equitable Life Insurance Company of Iowa filed as Post-Effective Amendment No. 9 on May 22, 1998:

     (1) the form of the prospectuses and statements of additional information that would have been filed under Securities
         Act Rule 497(c) would not have differed from that contained in the Registrant's most recent amendment to its registration statement; and

     (2) the text of the Registrant's most recent amendment to its registration statement has been filed electronically.



                                   Sincerely,


                                   /s/ Marilyn Talman
                                   Marilyn Talman
                                   Vice President and
                                        Associate
                                        General Counsel